General information, Statement of Compliance with IFRS and Going concern assumption - Schedule of ownership percentages (Details)		12 Months Ended
	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Captivision Korea, Inc [member]
Disclosure of subsidiaries [line items]
Shareholding %		100.00%
Major business activities		Manufacture & distribute G-Glass
Jaguar Global Growth Korea Co. Ltd
Disclosure of subsidiaries [line items]
Shareholding %		100.00%
Major business activities		Exchange subsidiary
G-FRAME
Disclosure of subsidiaries [line items]
Shareholding %		100.00%	100.00%
Major business activities		Manufacture G-Glass related products	Manufacture G-Glass related products
G-SMATT Europe Media Limited and its subsidiary (G-SMATT Europe)
Disclosure of subsidiaries [line items]
Shareholding %	100.00%	76.55%	76.55%
Major business activities		Distribute G-Glass	Distribute G-Glass
G-SMATT Tech
Disclosure of subsidiaries [line items]
Shareholding %		100.00%	100.00%
Major business activities		Distribute G-Glass	Distribute G-Glass
G-SMATT America [member]
Disclosure of subsidiaries [line items]
Shareholding %		54.63%	54.63%
Major business activities		Distribute G-Glass	Distribute G-Glass